RESTRUCTURING COSTS RELATED TO SPECIFIC ITEMS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
RESTRUCTURING COSTS RELATED TO SPECIFIC ITEMS [Abstract]
Restructuring charges		$ 2,085
Restructuring liability		$ 488